SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

The Company has evaluated events from the six months ended June 30, 2025 through September 22, 2025, the date the unaudited condensed financial statements were issued. Except for the events mentioned below, the Company did not identify any subsequent events with a material financial impact on the Company’s unaudited condensed consolidated financial statements.

Purchase of Residential Properties for Staff Dormitories

In August 2025, the Company entered into two purchase contracts with Ning Ding and one purchase contract with Jieke Zhu, both of whom are related parties of the Company, to purchase three residential properties located in Qingyuan, Guangzhou, for use as staff dormitories. The total consideration for these purchases was US$174,312. The ownership registration procedures were completed in August 2025, and the property rights have been formally transferred to the Company.

Incorporation of a New Subsidiary

On July 2, 2025, Inter Precision Components (Longyan) Co., Ltd., a 100% owned subsidiary of Zhongjinke Shenzhen, was incorporated in PRC, and its principal business is manufacturing of general parts and hardware.

New Lease Agreement

On July 30, 2025, Zhongjinke Shenzhen entered into a new lease agreement with a third party for a plant located in Shenzhen, PRC. The lease term commenced on August 1, 2025 and will expire on July 31, 2037.